SUPPLEMENT DATED NOVEMBER 14, 2003 TO THE
                                                PORTFOLIO ARCHITECT PLUS ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2003

The following information supplements, and to the extent inconsistent therewith, replaces the information in the Portfolio Architect Plus Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

EFFECTIVE NOVEMBER 17, 2003, the cover is supplemented to include the following available variable funding options:

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
     Merrill Lynch Global Allocation V.I. Fund - Class III Shares
     Merrill Lynch Small Cap Value V.I. Fund - Class III Shares

The Fund Fees and Expenses table in the Fee Table section is supplemented as follows:

                                                                            OTHER              TOTAL ANNUAL
                                                      DISTRIBUTION         EXPENSES             OPERATING
                                  MANAGEMENT FEE         AND/OR            (BEFORE           EXPENSES (BEFORE
                                 (BEFORE EXPENSE      SERVICE FEES         EXPENSE               EXPENSE
FUNDING OPTION                    REIMBURSEMENT)         (12B-1)        REIMBURSEMENT)       REIMBURSEMENT)#
-----------------------------    -----------------    --------------    ---------------     -------------------
MERRILL LYNCH VARIABLE
SERIES FUNDS, INC.
Merrill Lynch Global
llocation V.I. Fund -
Class III..................           0.65%               0.25%             0.09%                0.99%***

Merrill Lynch Small Cap
Value V.I. Fund - Class III           0.75%               0.25%             0.09%                1.09%***

*** "Other Expenses" are based on estimated amounts for the Fund's most recent fiscal period. Financial Data Services, Inc., an affiliate of the Investment Advisor, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Advisor or its affiliates also provide certain accounting services to the Fund. The Fund reimburses the Investment Advisor or its affiliates for such services.

The Examples in the Fee Table section are supplemented as follows:

                                    IF CONTRACT IS SURRENDERED AT THE    IF CONTRACT IS NOT SURRENDERED OR
                                          END OF PERIOD SHOWN:         ANNUITIZED AT THE END OF PERIOD SHOWN
                                    ---------------------------------- --------------------------------------
FUNDING
OPTION                              1 YEAR   3 YEARS  5 YEARS 10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
-------------                       ---------------------------------- --------------------------------------
MERRILL LYNCH VARIABLE SERIES
FUNDS, INC.
Merrill Lynch Global
  Allocation V.I. Fund--
  Class III...................       1180     2054     2708    4310       414     1254      2108      4310

Merrill Lynch Small Cap Value
  V.I. Fund - Class III.......       1190     2082     2754    4392       424     1282      2154      4392

The Variable Funding Options section is supplemented as follows:

MERRILL LYNCH VARIABLE SERIES
   FUNDS, INC.
   Merrill Lynch Global Allocation     Seeks high total investment return. The      Merrill Lynch Investment
     V.I. Fund-- Class III             Fund normally invests in a portfolio of      Managers, L.P.
                                       equity, debt and money market securities,
                                       primarily of corporate and governmental
                                       issuers located in North and South
                                       America, Europe, Australia and the Far
                                       East.

   Merrill Lynch Small Cap Value       Seeks long-term growth of capital. The       Merrill Lynch Investment
     V.I. Fund - Class III             Fund normally invests in common stocks of    Managers, L.P.
                                       small cap companies and emerging growth
                                       companies believed to be undervalued.

EFFECTIVE NOVEMBER 17, 2003, the MFS Research Portfolio changed its name to the Merrill Lynch Large Cap Core Portfolio. Therefore, all references to the "MFS Research Portfolio" are replaced with "Merrill Lynch Large Cap Core Portfolio." Additionally, the subadviser and investment objective have changed; therefore the table in "The Variable Funding Options" is revised as follows:

THE TRAVELERS SERIES TRUST
   Merrill Lynch Large Cap Core        Seeks long-term capital growth. The Fund     TAMIC
     Portfolio                         normally invests in a diversified            Subadviser: Merrill Lynch
                                       portfolio of equity securities of large      Investment Managers, L.P.
                                       cap companies located in the United
                                       States.

THE FIFTH PARAGRAPH UNDER THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE") SECTION IS DELETED AND REPLACED WITH THE FOLLOWING:

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

November 2003                                                            L-23068